OTHER NON-INTEREST EXPENSE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)
Insurance Claims Reserves Movement [Abstract]
Reinsurance Premiums Ceded		€ 75,499	€ 117,003		€ 118,605
Insurance Benefits And Claims Incurred		600,701	625,970		557,030
Less: Reinsurance Recoveries		(49,569)	(70,547)		(76,374)
Net Insurance Claims And Benefits Incurred		551,132	555,423		480,656
Movement In Mathematical And Other Reserves		226,875	103,443		187,592
Less: Share Of Reinsurers		16,698	3,258		(4,264)
Net Movement In Mathematical And Other Reserves		243,573	106,701		183,328
Commission Expense		107,492	120,401		89,948
Other Insurance Related Expenses		36,183	42,061		26,397
Other Noninterest Expense Details [Abstract]
Insurance claims, reserves movement, commissions and reinsurance premia ceded		1,013,879	941,589		898,934
Credit card costs		31,868	30,067		29,580
Hotel running costs		35,128	37,125		37,143
Broker costs		4,623	6,996		10,507
Rental expense		119,226	120,386		110,296
Taxes and duties other than income tax		94,201	97,835		73,197
Promotion and advertising		56,946	78,502		83,325
Third party fees		135,216	139,599		135,966
Other		583,044	359,717		349,242
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II		159,109	46,012		0
Total	$ 2,954,412	€ 2,233,240	€ 1,857,828	[1]	€ 1,728,190	[1]

[1]	As restated. See Note 43 for more information.